Employee Retirement Plans - Summary of Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Weighted average discount rate	3.50%	4.50%	4.75%
Expected return on assets	3.71%	3.85%	3.86%
Rate of compensation increase	3.88%	3.87%	3.88%